Statement Of Stockholder's Equity (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital - Warrants [Member]	Additional Paid-in Capital - Options [Member]	Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2017		89,368,553
Balance, amount at Dec. 31, 2017	$ 106,410	$ 89,369	$ 3,760,095	$ 369,115	$ 191,513	$ 0	$ (4,303,682)
Stock issued on stock warrant exercise, shares		3,724,000
Stock issued on stock warrant exercise, amount	279,285	$ 3,724	275,561	0	0	0	0
Stock issued on stock option exercise, shares		1,250,000
Stock issued on stock option exercise, amount	43,250	$ 1,250	42,000	0	0	0	0
Stock issued mineral property acquisition, shares		400,000
Stock issued mineral property acquisition, amount	146,000	$ 400	145,600	0	0	0	0
Stock issued for cash, shares		909,091
Stock issued for cash, amount	100,000	$ 909	99,091	0	0	0	0
Other comprehensive loss	(771)	0	0	0	0	(771)	0
Net loss	(104,493)	$ 0	0	0	0	0	(104,493)
Balance, shares at Dec. 31, 2018		95,651,644
Balance, amount at Dec. 31, 2018	569,681	$ 95,652	4,322,347	369,115	191,513	(771)	(4,408,175)
Net loss	(219,897)	0	0	0	0	0	(219,897)
Realized loss on sale of marketable securities	771	$ 0	0	0	0	771	0
Balance, shares at Dec. 31, 2019		95,651,644
Balance, amount at Dec. 31, 2019	350,555	$ 95,652	4,322,347	369,115	191,513	0	(4,628,072)
Net loss	(126,987)	$ 0	0	0	0	0	(126,987)
Balance, shares at Sep. 30, 2020		95,651,644
Balance, amount at Sep. 30, 2020	$ 223,568	$ 95,652	$ 4,322,347	$ 369,115	$ 191,513	$ 0	$ (4,755,059)